PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		22 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)
Depreciation expense			$ 2,372	$ 7,216	$ 4,805	$ 9,838			$ 9,891	$ 5,117
Compensation expenses	$ 15,900,000	¥ 115,200,000
Gain (loss) on disposition of intangible assets										7,648,423
Gain (loss) on disposition of intangible assets										$ 872,045
Sichuan Vtouch Technology Co Ltd [Member]
Compensation expenses	$ 16,700,000	¥ 115,200,000
Rent expenses							$ 41,372	¥ 300,000			$ 55,162	¥ 400,000
Lease renewal description							renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($55,162) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties	renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($55,162) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties
Sichuan Vtouch [Member]
Rent expenses							$ 43,496	¥ 300,000
Lease renewal description							renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($57,994) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties.	renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($57,994) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties.